UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3855

Fidelity Advisor Series VIII

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Emerging Markets Income Fund

March 31, 2018

EMI-QTLY-0518
1.799872.114

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.3%
		Principal Amount(a)	Value
Azerbaijan - 1.4%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		$47,780,000	$52,661,587
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		24,545,000	26,600,644

TOTAL AZERBAIJAN			79,262,231

Bahrain - 0.2%
The Oil and Gas Holding Co. 7.5% 10/25/27 (b)		12,995,000	12,866,869
Brazil - 0.1%
Caixa Economica Federal 7.25% 7/23/24 (b)(c)		2,965,000	3,053,950
British Virgin Islands - 0.3%
1MDB Global Investments Ltd. 4.4% 3/9/23		17,600,000	16,773,258
Canada - 0.1%
Pacific Exploration and Production Corp. 10% 11/2/21 pay-in-kind (c)		4,500,000	5,006,250
Cayman Islands - 0.5%
Alibaba Group Holding Ltd. 3.4% 12/6/27		23,710,000	22,503,280
Brazil Minas SPE 5.333% 2/15/28 (b)		6,985,000	6,974,523

TOTAL CAYMAN ISLANDS			29,477,803

Costa Rica - 0.2%
Banco Nacional de Costa Rica 6.25% 11/1/23 (b)		2,755,000	2,844,538
Instituto Costarricense de Electricidad:
6.375% 5/15/43 (b)		3,400,000	2,998,460
6.95% 11/10/21 (b)		3,639,000	3,868,257

TOTAL COSTA RICA			9,711,255

Georgia - 0.8%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		19,962,000	20,677,438
JSC BGEO Group 6% 7/26/23 (b)		8,505,000	8,594,813
JSC Georgian Railway:
7.75% 7/11/22		1,000,000	1,090,720
7.75% 7/11/22 (b)		10,770,000	11,747,054

TOTAL GEORGIA			42,110,025

Indonesia - 1.2%
PT Pertamina Persero:
5.625% 5/20/43 (b)		6,800,000	6,974,753
6% 5/3/42 (b)		29,041,000	31,063,589
6.5% 5/27/41 (b)		23,090,000	26,135,779

TOTAL INDONESIA			64,174,121

Ireland - 1.8%
SCF Capital Ltd. 5.375% 6/16/23 (b)		9,150,000	9,301,890
Vnesheconombank Via VEB Finance PLC:
5.942% 11/21/23 (b)		14,140,000	15,142,215
6.025% 7/5/22 (b)		19,545,000	20,747,291
6.8% 11/22/25 (b)		32,500,000	36,435,750
6.902% 7/9/20 (b)		18,560,000	19,692,531

TOTAL IRELAND			101,319,677

Israel - 0.2%
Israel Electric Corp. Ltd.:
4.25% 8/14/28 (b)		5,685,000	5,570,288
7.75% 12/15/27 (Reg. S)		3,076,000	3,801,567

TOTAL ISRAEL			9,371,855

Kazakhstan - 1.0%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (b)		6,670,000	6,647,722
Kazagro National Management Holding JSC 4.625% 5/24/23 (b)		10,555,000	10,497,222
Kazakhstan Temir Zholy 4.85% 11/17/27 (b)		6,800,000	6,774,772
KazMunaiGaz Finance Sub BV:
3.875% 4/19/22 (b)		5,040,000	5,019,084
5.75% 4/19/47 (b)		10,085,000	9,910,045
6.375% 4/9/21 (b)		7,325,000	7,882,843
7% 5/5/20 (b)		7,885,000	8,456,663

TOTAL KAZAKHSTAN			55,188,351

Luxembourg - 0.0%
RSHB Capital SA 8.5% 10/16/23 (b)		2,460,000	2,749,050
Mexico - 8.1%
Comision Federal de Electricid:
4.75% 2/23/27 (b)		9,030,000	9,052,575
4.875% 1/15/24 (b)		10,990,000	11,292,225
Pemex Project Funding Master Trust:
6.625% 6/15/35		73,800,000	76,248,684
8.625% 2/1/22		12,438,000	14,192,492
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 5.7214% 3/11/22 (d)		22,075,000	24,116,938
4.875% 1/24/22		18,340,000	18,796,666
6.35% 2/12/48 (b)		18,273,000	17,656,286
6.375% 2/4/21		10,725,000	11,427,488
6.375% 1/23/45		32,210,000	31,308,120
6.5% 3/13/27		22,890,000	24,446,520
6.5% 6/2/41		112,795,000	111,949,015
6.75% 9/21/47		31,410,000	31,783,151
6.875% 8/4/26		60,370,000	66,346,630

TOTAL MEXICO			448,616,790

Mongolia - 0.2%
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (Reg. S)		11,241,000	12,079,432
Morocco - 0.2%
OCP SA 6.875% 4/25/44 (b)		12,345,000	13,764,675
Netherlands - 0.4%
Dilijan Finance BV 12% 7/29/20 (b)		1,980,000	2,123,550
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (b)		8,840,000	9,885,595
Majapahit Holding BV 7.875% 6/29/37 (Reg. S)		7,830,000	10,100,700

TOTAL NETHERLANDS			22,109,845

Oman - 0.2%
Oman Sovereign Sukuk SAOC 4.397% 6/1/24 (b)		11,475,000	10,920,413
Peru - 0.2%
Petroleos Del Peru Petroperu SA:
4.75% 6/19/32 (b)		6,795,000	6,622,407
5.625% 6/19/47 (b)		6,560,000	6,545,240

TOTAL PERU			13,167,647

South Africa - 0.7%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (Reg. S)		14,100,000	13,968,729
6.75% 8/6/23 (b)		10,360,000	10,476,550
7.125% 2/11/25 (b)		8,515,000	8,692,640
TransCanada PipeLines Ltd. 4% 7/26/22 (b)		5,075,000	4,948,836

TOTAL SOUTH AFRICA			38,086,755

Trinidad & Tobago - 0.3%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (b)		16,895,000	17,781,988
Tunisia - 0.1%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		8,500,000	8,085,625
Turkey - 0.3%
Export Credit Bank of Turkey 5% 9/23/21 (b)		5,420,000	5,369,648
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		5,280,000	5,173,513
Turkiye Ihracat Kredi Bankasi A/S 5.375% 10/24/23 (b)		4,475,000	4,403,892

TOTAL TURKEY			14,947,053

United Arab Emirates - 0.6%
Abu Dhabi Crude Oil Pipeline 4.6% 11/2/47 (b)		18,000,000	17,487,000
Dolphin Energy Ltd. 5.5% 12/15/21 (b)		12,765,000	13,575,960

TOTAL UNITED ARAB EMIRATES			31,062,960

United Kingdom - 0.9%
Biz Finance PLC:
9.625% 4/27/22 (b)		37,485,000	39,527,933
9.75% 1/22/25 (b)		3,000,000	3,195,000
Oschadbank Via SSB #1 PLC:
9.375% 3/10/23 (b)		2,955,000	3,102,159
9.625% 3/20/25 (b)		2,310,000	2,445,754

TOTAL UNITED KINGDOM			48,270,846

Venezuela - 2.3%
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		72,835,000	19,949,507
5.5% 4/12/37 (e)		85,860,000	24,684,750
6% 5/16/24 (b)(e)		65,460,000	17,837,850
6% 11/15/26 (Reg. S) (e)		52,090,000	13,999,188
8.5% 10/27/20 (Reg. S) (e)		29,253,750	24,982,703
9% 11/17/21 (Reg. S) (e)		20,860,000	6,727,350
9.75% 5/17/35 (b)(e)		40,110,000	12,514,320
12.75% 2/17/22 (b)(e)		24,390,000	8,274,308

TOTAL VENEZUELA			128,969,976

TOTAL NONCONVERTIBLE BONDS
(Cost $1,255,553,533)			1,238,928,700

Government Obligations - 69.8%
Angola - 0.1%
Angola Republic 9.5% 11/12/25 (b)		4,865,000	5,497,450
Argentina - 6.7%
Argentine Republic:
5.875% 1/11/28		44,555,000	41,903,978
6.625% 7/6/28		15,405,000	15,289,463
6.875% 1/26/27		84,250,000	85,892,875
6.875% 1/11/48		23,335,000	21,293,188
7.125% 7/6/36		17,995,000	17,320,188
7.125% 6/28/2117 (b)		36,535,000	33,667,003
7.5% 4/22/26		101,025,000	107,793,675
7.82% 12/31/33	EUR	10,499,671	14,566,534
8.28% 12/31/33		29,435,788	32,232,188

TOTAL ARGENTINA			369,959,092

Armenia - 0.5%
Republic of Armenia:
6% 9/30/20 (b)		14,325,000	14,826,375
7.15% 3/26/25 (b)		9,465,000	10,453,714

TOTAL ARMENIA			25,280,089

Bahamas (Nassau) - 0.1%
Bahamian Republic 6% 11/21/28 (b)		6,920,000	7,179,500
Belarus - 0.4%
Belarus Republic:
6.2% 2/28/30 (b)		5,555,000	5,492,506
6.875% 2/28/23 (b)		7,560,000	8,005,133
7.625% 6/29/27 (b)		6,510,000	7,164,255

TOTAL BELARUS			20,661,894

Bolivia - 0.2%
Plurinational State of Bolivia 4.5% 3/20/28 (b)		13,390,000	12,620,075
Brazil - 4.6%
Brazilian Federative Republic:
4.25% 1/7/25		22,960,000	22,856,680
4.625% 1/13/28		20,526,000	20,115,480
5% 1/27/45		19,355,000	17,390,661
5.625% 1/7/41		16,205,000	15,901,156
5.625% 2/21/47		9,775,000	9,476,863
6% 4/7/26		37,610,000	41,352,195
7.125% 1/20/37		17,195,000	20,023,578
8.25% 1/20/34		46,000,000	57,914,460
10% 1/1/21	BRL	85,850,000	27,291,924
10.125% 5/15/27		6,670,000	9,368,015
12.25% 3/6/30		6,915,000	11,098,575

TOTAL BRAZIL			252,789,587

Cameroon - 0.2%
Cameroon Republic 9.5% 11/19/25 (b)		12,025,000	13,785,460
Costa Rica - 0.2%
Costa Rican Republic:
7% 4/4/44 (b)		5,825,000	6,011,400
7.158% 3/12/45 (b)		4,845,000	5,048,490

TOTAL COSTA RICA			11,059,890

Croatia - 0.2%
Croatia Republic 3% 3/11/25	EUR	7,825,000	10,326,321
Dominican Republic - 1.4%
Dominican Republic:
5.5% 1/27/25 (b)		8,000,000	8,228,640
5.875% 4/18/24 (b)		5,170,000	5,428,603
5.95% 1/25/27 (b)		20,645,000	21,574,025
6.6% 1/28/24 (b)		4,625,000	5,025,803
6.85% 1/27/45 (b)		11,990,000	12,919,225
6.875% 1/29/26 (b)		14,690,000	16,286,950
7.45% 4/30/44 (b)		9,495,000	10,729,350

TOTAL DOMINICAN REPUBLIC			80,192,596

Ecuador - 1.8%
Ecuador Republic:
7.875% 1/23/28 (b)		8,300,000	7,990,410
7.95% 6/20/24 (b)		20,775,000	20,619,188
8.75% 6/2/23 (b)		12,590,000	12,911,045
8.875% 10/23/27 (b)		14,355,000	14,609,084
9.625% 6/2/27 (b)		5,415,000	5,797,841
9.65% 12/13/26 (b)		12,825,000	13,530,375
10.5% 3/24/20 (b)		9,540,000	10,207,800
10.75% 3/28/22 (b)		12,175,000	13,319,450

TOTAL ECUADOR			98,985,193

Egypt - 2.7%
Arab Republic of Egypt:
yield at date of purchase 0% 5/8/18(f)	EGP	90,550,000	5,037,158
5.577% 2/21/23 (b)		33,345,000	33,818,499
5.875% 6/11/25 (b)		2,860,000	2,872,527
6.125% 1/31/22 (b)		20,030,000	20,719,593
6.875% 4/30/40 (b)		3,170,000	3,091,130
7.5% 1/31/27 (b)		25,085,000	27,145,833
7.903% 2/21/48 (b)		14,290,000	15,024,963
8.5% 1/31/47 (b)		39,885,000	44,451,833

TOTAL EGYPT			152,161,536

El Salvador - 1.4%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		7,722,000	7,569,799
6.375% 1/18/27 (b)		7,095,000	6,988,575
7.375% 12/1/19		7,195,000	7,482,152
7.625% 2/1/41 (b)		10,995,000	11,603,024
7.65% 6/15/35 (Reg. S)		21,070,000	22,214,944
7.75% 1/24/23 (Reg. S)		2,995,000	3,259,908
8.25% 4/10/32 (Reg. S)		1,930,000	2,163,086
8.625% 2/28/29 (b)		12,375,000	14,200,313

TOTAL EL SALVADOR			75,481,801

Ethiopia - 0.2%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (b)		10,180,000	10,464,226
Gabon - 0.3%
Gabonese Republic:
6.375% 12/12/24 (b)		9,835,000	9,761,238
6.95% 6/16/25 (b)		6,210,000	6,298,666

TOTAL GABON			16,059,904

Ghana - 1.7%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		29,045,000	31,731,663
8.125% 1/18/26 (b)		11,750,000	12,603,309
9.25% 9/15/22 (b)		22,235,000	25,317,660
10.75% 10/14/30 (b)		18,875,000	24,660,188

TOTAL GHANA			94,312,820

Greece - 0.4%
Greek Government:
3.375% 2/15/25 (Reg. S) (b)	EUR	4,630,000	5,523,488
4.375% 8/1/22 (b)	EUR	11,520,000	14,804,853

TOTAL GREECE			20,328,341

Guatemala - 0.3%
Guatemalan Republic:
4.375% 6/5/27 (b)		7,040,000	6,846,400
4.5% 5/3/26 (b)		6,800,000	6,723,296
4.875% 2/13/28 (b)		4,615,000	4,599,909

TOTAL GUATEMALA			18,169,605

Honduras - 0.2%
Republic of Honduras 6.25% 1/19/27		11,410,000	12,060,028
Hungary - 0.2%
Hungarian Republic 1.75% 10/26/22	HUF	3,157,380,000	12,725,404
Indonesia - 3.7%
Indonesian Republic:
3.5% 1/11/28		13,340,000	12,762,325
3.85% 7/18/27 (b)		19,380,000	18,994,164
4.35% 1/11/48		18,145,000	17,300,024
4.75% 1/8/26 (b)		5,660,000	5,911,819
4.75% 7/18/47 (b)		8,190,000	8,124,718
5.875% 1/15/24 (b)		7,205,000	7,916,854
6.625% 2/17/37		12,975,000	15,714,503
7% 5/15/22	IDR	256,338,000,000	19,291,215
7.75% 1/17/38 (b)		23,030,000	31,188,193
8.375% 9/15/26	IDR	226,897,000,000	18,190,489
8.5% 10/12/35 (b)		23,090,000	32,776,186
Perusahaan Penerbit SBSN:
3.75% 3/1/23 (b)		9,310,000	9,252,278
4.4% 3/1/28 (b)		9,310,000	9,379,825

TOTAL INDONESIA			206,802,593

Iraq - 1.3%
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		58,165,000	55,605,740
6.752% 3/9/23 (b)		14,285,000	14,484,990

TOTAL IRAQ			70,090,730

Israel - 0.3%
Israeli State 4.125% 1/17/48		15,590,000	14,965,465
Ivory Coast - 0.8%
Ivory Coast:
5.75% 12/31/32		24,593,625	23,632,900
6.125% 6/15/33 (b)		7,585,000	7,207,570
6.375% 3/3/28 (b)		12,540,000	12,666,905

TOTAL IVORY COAST			43,507,375

Jamaica - 0.6%
Jamaican Government:
6.75% 4/28/28		11,595,000	12,870,450
7.625% 7/9/25		5,345,000	6,223,237
7.875% 7/28/45		3,480,000	4,144,680
8% 3/15/39		6,405,000	7,653,975

TOTAL JAMAICA			30,892,342

Jordan - 1.3%
Jordanian Kingdom:
5.75% 1/31/27 (b)		9,430,000	9,171,995
6.125% 1/29/26 (b)		22,480,000	22,610,384
7.375% 10/10/47 (b)		40,435,000	40,839,350

TOTAL JORDAN			72,621,729

Kenya - 0.5%
Republic of Kenya:
6.875% 6/24/24 (b)		14,895,000	15,551,006
7.25% 2/28/28 (b)		5,555,000	5,806,419
8.25% 2/28/48 (b)		7,755,000	8,300,797

TOTAL KENYA			29,658,222

Kuwait - 1.3%
State of Kuwait 3.5% 3/20/27 (b)		73,340,000	71,885,521
Lebanon - 5.2%
Lebanese Republic:
5.15% 6/12/18		59,975,000	59,957,008
5.15% 11/12/18		21,350,000	21,347,011
5.45% 11/28/19		60,015,000	59,624,903
6% 5/20/19		44,315,000	44,359,315
6% 1/27/23		9,115,000	8,850,665
6.1% 10/4/22		46,935,000	46,093,455
6.375% 3/9/20		15,140,000	15,214,186
6.6% 11/27/26		15,015,000	14,339,325
6.65% 2/26/30 (Reg. S)		7,613,000	6,988,810
8.25% 4/12/21 (Reg.S)		13,105,000	13,795,634

TOTAL LEBANON			290,570,312

Macedonia - 0.1%
Macedonia Government Internati 2.75% 1/18/25 (b)	EUR	2,280,000	2,802,508
Mongolia - 0.2%
Mongolian People's Republic:
8.75% 3/9/24 (b)		8,070,000	9,063,441
10.875% 4/6/21 (b)		3,095,000	3,561,720

TOTAL MONGOLIA			12,625,161

Namibia - 0.2%
Republic of Namibia 5.25% 10/29/25 (b)		9,695,000	9,622,869
Nigeria - 1.1%
Republic of Nigeria:
yield at date of purchase 18.4401% to 18.6844% 4/12/18 to 5/3/18	NGN	4,821,980,000	13,261,089
6.5% 11/28/27 (b)		13,545,000	13,721,898
7.143% 2/23/30 (b)		5,545,000	5,752,938
7.696% 2/23/38 (b)		16,990,000	17,881,295
7.875% 2/16/32 (b)		10,550,000	11,485,152

TOTAL NIGERIA			62,102,372

Oman - 1.7%
Sultanate of Oman:
4.75% 6/15/26 (b)		11,855,000	11,168,596
5.375% 3/8/27 (b)		12,815,000	12,495,958
5.625% 1/17/28 (b)		12,700,000	12,382,500
6.5% 3/8/47 (b)		33,910,000	32,044,950
6.75% 1/17/48 (b)		27,390,000	26,282,568

TOTAL OMAN			94,374,572

Pakistan - 0.6%
Islamic Republic of Pakistan:
6.875% 12/5/27 (b)		14,805,000	13,972,426
8.25% 4/15/24 (b)		12,645,000	13,167,453
8.25% 9/30/25 (b)		6,835,000	7,105,550

TOTAL PAKISTAN			34,245,429

Panama - 0.3%
Panamanian Republic:
8.875% 9/30/27		5,299,000	7,325,868
9.375% 4/1/29		7,320,000	10,668,900

TOTAL PANAMA			17,994,768

Paraguay - 0.5%
Republic of Paraguay:
4.7% 3/27/27 (b)		6,535,000	6,616,688
5% 4/15/26 (b)		4,605,000	4,800,713
5.6% 3/13/48 (b)		9,065,000	9,223,638
6.1% 8/11/44 (b)		7,165,000	7,702,375

TOTAL PARAGUAY			28,343,414

Poland - 0.2%
Polish Government 2.25% 4/25/22	PLN	39,580,000	11,619,106
Portugal - 0.1%
Republic of Portugal 2.125% 10/17/28	EUR	5,560,000	7,180,514
Qatar - 0.6%
State of Qatar:
2.375% 6/2/21		17,080,000	16,518,068
9.75% 6/15/30 (Reg. S)		9,400,000	14,088,250

TOTAL QATAR			30,606,318

Romania - 0.2%
Romanian Republic:
2.5% 2/8/30 (b)	EUR	3,690,000	4,501,994
5.8% 7/26/27	RON	25,820,000	7,461,346

TOTAL ROMANIA			11,963,340

Russia - 4.8%
Ministry of Finance Russian Federation:
4.75% 5/27/26 (b)		13,000,000	13,431,808
4.75% 5/27/26		14,400,000	14,878,310
Russian Federation:
4.25% 6/23/27 (b)		22,600,000	22,487,000
5.25% 6/23/47 (b)		81,800,000	81,701,840
5.625% 4/4/42 (b)		17,905,000	19,229,254
7.5% 2/27/19	RUB	1,468,260,000	25,971,581
8.15% 2/3/27	RUB	1,653,260,000	31,355,299
12.75% 6/24/28 (Reg. S)		14,894,000	24,799,702
Russian Federation Ministry of Finance 4.375% 3/21/29 (b)		32,800,000	32,362,186

TOTAL RUSSIA			266,216,980

Rwanda - 0.2%
Rwanda Republic 6.625% 5/2/23 (b)		12,715,000	13,114,887
Saudi Arabia - 1.9%
Kingdom of Saudi Arabia:
3.625% 3/4/28 (b)		30,275,000	28,750,593
4.5% 10/26/46 (b)		80,260,000	74,932,181

TOTAL SAUDI ARABIA			103,682,774

Senegal - 0.5%
Republic of Senegal:
4.75% 3/13/28 (b)	EUR	6,865,000	8,445,721
6.25% 7/30/24 (b)		2,415,000	2,515,271
6.25% 5/23/33 (b)		9,210,000	9,071,850
6.75% 3/13/48 (b)		8,480,000	8,305,312

TOTAL SENEGAL			28,338,154

South Africa - 0.8%
South African Republic:
4.3% 10/12/28		25,755,000	24,097,923
5.375% 7/24/44		6,890,000	6,605,195
5.875% 9/16/25		10,890,000	11,597,306

TOTAL SOUTH AFRICA			42,300,424

Sri Lanka - 0.9%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (b)		3,225,000	3,272,507
6.2% 5/11/27 (b)		18,625,000	18,320,779
6.25% 7/27/21 (b)		4,475,000	4,639,640
6.825% 7/18/26 (b)		6,000,000	6,168,270
6.85% 11/3/25 (b)		16,750,000	17,333,419

TOTAL SRI LANKA			49,734,615

Suriname - 0.4%
Republic of Suriname 9.25% 10/26/26 (b)		22,370,000	22,929,250
TAJIKISTAN - 0.2%
Tajikistan Republic 7.125% 9/14/27 (b)		10,830,000	10,031,288
Turkey - 6.3%
Turkish Republic:
4.875% 10/9/26		13,995,000	13,190,288
5.125% 3/25/22		19,460,000	19,839,081
5.125% 2/17/28		37,495,000	35,405,404
5.75% 3/22/24		13,855,000	14,201,375
5.75% 5/11/47		18,415,000	16,361,728
6% 3/25/27		51,600,000	52,249,128
6% 1/14/41		18,220,000	17,035,700
6.25% 9/26/22		34,130,000	36,150,291
6.75% 5/30/40		13,430,000	13,706,873
6.875% 3/17/36		43,035,000	44,732,300
7.25% 3/5/38		14,205,000	15,339,923
7.375% 2/5/25		25,885,000	28,685,705
8% 2/14/34		19,585,000	22,623,025
11.875% 1/15/30		8,075,000	12,028,520
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		6,525,000	6,557,038

TOTAL TURKEY			348,106,379

Ukraine - 6.1%
Ukraine Government:
0% 5/31/40 (b)(c)		36,495,000	25,411,979
7.375% 9/25/32 (b)		26,883,000	25,915,212
7.75% 9/1/20 (b)		32,632,000	34,177,452
7.75% 9/1/21 (b)		63,637,000	66,620,303
7.75% 9/1/22 (b)		57,362,000	59,771,204
7.75% 9/1/23 (b)		7,322,000	7,571,812
7.75% 9/1/24 (b)		51,917,000	53,452,393
7.75% 9/1/25 (b)		9,662,000	9,892,555
7.75% 9/1/26 (b)		26,342,000	26,947,866
7.75% 9/1/27 (b)		27,542,000	28,154,424

TOTAL UKRAINE			337,915,200

United States of America - 1.1%
U.S. Treasury Bonds 3% 2/15/48		58,884,000	59,091,187
Uruguay - 0.2%
Uruguay Republic:
7.625% 3/21/36		4,540,000	6,177,578
7.875% 1/15/33 pay-in-kind		5,545,000	7,576,411

TOTAL URUGUAY			13,753,989

Venezuela - 1.4%
Venezuelan Republic:
oil recovery warrants 4/15/20 (g)		211,320	633,960
6% 12/9/20 (e)		9,510,000	2,729,370
7% 3/31/38 (e)		8,645,000	2,660,067
7.65% 4/21/25 (e)		15,995,000	4,761,712
7.75% 10/13/19 (Reg. S) (e)		13,260,000	3,944,850
8.25% 10/13/24 (e)		14,155,000	4,185,634
9% 5/7/23 (Reg. S) (e)		19,700,000	5,844,990
9.25% 9/15/27 (e)		24,050,000	7,736,885
9.25% 5/7/28 (Reg. S) (e)		32,540,000	9,622,078
9.375% 1/13/34 (e)		22,730,000	7,789,571
11.75% 10/21/26 (Reg. S) (e)		30,130,000	9,813,341
11.95% 8/5/31 (Reg. S) (e)		40,245,000	13,228,532
12.75% 8/23/22 (e)		19,815,000	6,572,636

TOTAL VENEZUELA			79,523,626

Vietnam - 0.1%
Vietnamese Socialist Republic 4.8% 11/19/24 (b)		5,440,000	5,546,738
Zambia - 0.3%
Republic of Zambia:
5.375% 9/20/22 (b)		3,870,000	3,675,726
8.5% 4/14/24 (b)		4,335,000	4,530,075
8.97% 7/30/27 (b)		10,670,000	11,248,826

TOTAL ZAMBIA			19,454,627

TOTAL GOVERNMENT OBLIGATIONS
(Cost $3,864,210,560)			3,874,315,590

Supranational Obligations - 0.1%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S)	INR
(Cost $4,338,750)		272,800,000	4,152,807
		Shares	Value

Common Stocks - 0.9%
Cayman Islands - 0.9%
Alibaba Group Holding Ltd. sponsored ADR (h)		221,700	40,690,818
JD.com, Inc. sponsored ADR (h)		193,400	7,830,766

TOTAL CAYMAN ISLANDS			48,521,584

Indonesia - 0.0%
PT Bank Central Asia Tbk		660,500	1,122,049
Israel - 0.0%
Teva Pharmaceutical Industries Ltd. sponsored ADR		51,200	875,008
Korea (South) - 0.0%
KB Financial Group, Inc.		17,870	1,021,128
United Kingdom - 0.0%
NMC Health PLC		25,200	1,202,090
TOTAL COMMON STOCKS
(Cost $45,440,447)			52,741,859
		Principal Amount	Value

Preferred Securities - 0.5%
Brazil - 0.3%
Itau Unibanco Holding SA 6.125% (b)(c)(i)		16,825,000	16,814,007
British Virgin Islands - 0.2%
Cnrc Capitale Ltd. 3.9% (Reg. S) (c)(i)		2,725,000	2,637,989
Dianjian Haixing Ltd. 4.05% (Reg. S) (c)(i)		2,720,000	2,763,168
Dianjian Haiyu Ltd. 3.5%(Reg. S) (c)(i)		3,170,000	3,054,836
Huaneng Hong Kong Capital Ltd. 3.6% (Reg. S)(c)(i)		2,780,000	2,645,804
Sinochem Global Capital Co. Ltd. 5% (b)(c)(i)		3,040,000	3,115,508

TOTAL BRITISH VIRGIN ISLANDS			14,217,305

TOTAL PREFERRED SECURITIES
(Cost $31,141,959)			31,031,312
		Shares	Value

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 1.72% (j)
(Cost $298,970,566)		298,932,128	298,991,914
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $5,499,655,815)			5,500,162,182
NET OTHER ASSETS (LIABILITIES) - 1.0%			53,173,005
NET ASSETS - 100%			$5,553,335,187

Currency Abbreviations

BRL – Brazilian real

EGP – Egyptian pound

EUR – European Monetary Unit

HUF – Hungarian forint

IDR – Indonesian rupiah

INR – Indian rupee

NGN – Nigerian naira

PLN – Polish zloty (new)

RON – Romanian leu (new)

RUB – Russian ruble

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,596,365,969 or 46.8% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Non-income producing - Security is in default.

 (f) Level 3 security

 (g) Quantity represents share amount.

 (h) Non-income producing

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,458,550
Fidelity Securities Lending Cash Central Fund	8,409
Total	$1,466,959

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$7,830,766	$7,830,766	$--	$--
Financials	2,143,177	1,021,128	1,122,049	--
Health Care	2,077,098	2,077,098	--	--
Information Technology	40,690,818	40,690,818	--	--
Corporate Bonds	1,238,928,700	--	1,238,928,700	--
Government Obligations	3,874,315,590	--	3,869,278,432	5,037,158
Supranational Obligations	4,152,807	--	4,152,807	--
Preferred Securities	31,031,312	--	31,031,312	--
Money Market Funds	298,991,914	298,991,914	--	--
Total Investments in Securities:	$5,500,162,182	$350,611,724	$5,144,513,300	$5,037,158

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2018